Note 8 - Financial Instruments - Fair Value of Derivative Financial Assets and Liabilities (Details) - CAD ($) $ in Thousands		Sep. 30, 2018	Mar. 31, 2018
Statement Line Items [Line Items]
Fair value of derivative financial assets, current		$ 204,360	$ 218,769
Fair value of derivative financial assets		23,427	64,662
Fair value of derivative financial liabilities, current		40,835	86,288
Fair value of derivative financial liabilities, non-current		53,944	51,871
Physical forward contracts and options [member]
Statement Line Items [Line Items]
Fair value of derivative financial assets, current	[1]	162,194	198,891
Fair value of derivative financial assets	[1]	22,698	60,550
Fair value of derivative financial liabilities, current	[1]	20,037	32,451
Fair value of derivative financial liabilities, non-current	[1]	26,949	29,003
Financial swap contracts and options [member]
Statement Line Items [Line Items]
Fair value of derivative financial assets, current	[2]	22,900	8,133
Fair value of derivative financial assets	[2]	646	1,342
Fair value of derivative financial liabilities, current	[2]	6,570	34,369
Fair value of derivative financial liabilities, non-current	[2]	25,342	22,117
Foreign exchange forward contracts [member]
Statement Line Items [Line Items]
Fair value of derivative financial assets, current
Fair value of derivative financial assets
Fair value of derivative financial liabilities, current		251	1,068
Fair value of derivative financial liabilities, non-current		455	505
Share swap [member]
Statement Line Items [Line Items]
Fair value of derivative financial assets, current
Fair value of derivative financial assets
Fair value of derivative financial liabilities, current		13,961	18,400
Fair value of derivative financial liabilities, non-current
Weather derivative [Member]
Statement Line Items [Line Items]
Fair value of derivative financial assets, current		10,356
Fair value of derivative financial assets
Fair value of derivative financial liabilities, current
Fair value of derivative financial liabilities, non-current
European-focused senior convertible unsecured 6.5% convertible bonds, conversion feature [member]
Statement Line Items [Line Items]
Fair value of derivative financial assets, current
Fair value of derivative financial assets
Fair value of derivative financial liabilities, current
Fair value of derivative financial liabilities, non-current			246
Other derivative options [member]
Statement Line Items [Line Items]
Fair value of derivative financial assets, current		8,910	11,745
Fair value of derivative financial assets		83	2,770
Fair value of derivative financial liabilities, current		16
Fair value of derivative financial liabilities, non-current		$ 1,198

[1]	Physical forward contracts and options consist of: Electricity contracts with a total remaining volume of 35,362,864 MWh, a weighted average price of $47.90/MWh and expiry dates up to September 30, 2028. Natural gas contracts with a total remaining volume of 228,351,601 GJs, a weighted average price of $1.70/GJ and expiry dates up to December 31, 2024. Renewable energy certificates ("RECs") and emission-reduction credit contracts with a total remaining volume of 3,971,389 MWh and 441,750 tonnes, respectively, a weighted average price of $27.01/REC and $2.75/tonne, respectively, and expiry dates up to December 31, 2028 and December 31, 2021. Electricity generation capacity contracts with a total remaining volume of 3,798 MWCap, a weighted average price of $6,612.89/MWCap and expiry dates up to October 31, 2022. Ancillary contracts with a total remaining volume of 1,376,191 MWh, a weighted average price of $16.24/MWh and expiry dates up to December 31, 2020.
[2]	Financial swap contracts and options consist of: Electricity contracts with a total remaining volume of 11,930,819 MWh, an average price of $37.43/MWh and expiry dates up to November 30, 2024. Natural gas contracts with a total remaining volume of 134,838,027 GJs, an average price of $3.53/GJ and expiry dates up to December 31, 2024. Electricity generation capacity contracts with a total remaining volume of 141 MWCap, a weighted average price of $70,972.67/MWCap and expiry dates up to October 31, 2020. Ancillary contracts with a total remaining volume of 1,242,514 MWh, a weighted average price of $18.33/MWh and expiry dates up to December 31, 2020.